Correction of errors (Details 1) - BRL (R$) R$ / shares in Units, R$ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Schedule Of Error Correction And Prior Period Adjustment Restatement [Table]
Profit before income tax		R$ 209,295	R$ 200,272		R$ 210,374
Current		(34,536)	(59,570)		(95,375)
Deferred		(42,186)	(44,992)		10,958
Total income tax expense		(76,722)	(104,562)	[1],[2]	(84,417)
Net profit for the year		R$ 132,573	R$ 95,710		R$ 125,957
Earnings per share – basic (in R$)		R$ 0.97	R$ 0.72		R$ 1.03
Earnings per share – diluted (in R$)		R$ 0.95	R$ 0.71		R$ 1.01
As previously reported
Schedule Of Error Correction And Prior Period Adjustment Restatement [Table]
Profit before income tax			R$ 200,272
Current			(69,873)
Deferred			(4,483)
Total income tax expense	[1],[2]		(74,356)
Net profit for the year			R$ 125,916
Earnings per share – basic (in R$)			R$ 0.95
Earnings per share – diluted (in R$)			R$ 0.93
Adjustments
Schedule Of Error Correction And Prior Period Adjustment Restatement [Table]
Profit before income tax			R$ 0
Current	[2]		10,303
Deferred	[1]		(40,509)
Total income tax expense	[1],[2]		(30,206)
Net profit for the year			R$ (30,206)
Earnings per share – basic (in R$)			R$ (0.23)
Earnings per share – diluted (in R$)			R$ (0.22)

[1]	failure to recognize deferred tax liabilities related to the amortization of tax-deductible goodwill;
[2]	the amortization of the identifiable intangible assets arising from business combination was erroneously determined to be nondeductible in the income tax calculation; and